Supplemental guarantor information (Narrative) (Detail) SFr in Billions	6 Months Ended
Jun. 30, 2018 CHF (SFr)
Supplemental Guarantor Information [Line Items]
Joint liability of UBS Switzerland AG for contractual obligations of UBS AG	SFr 33
Increase / (decrease) in joint and several liability	SFr (36)